Summary of Warrants and Options Issued to Employees and Directors (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	259,299	293,372
Exercised (Number of Warrants and Options)	0	(1,000)
Expired (Number of Warrants and Options)	(3,000)	(33,073)
Forfeited (Number of Warrants and Options)	0
Balance at end of period	682,141	259,299
Exercisable (Number of Warrants and Options)	262,952
Balance at beginning of period	$ 7.75	$ 7.45
Exercised (Weighted Average Exercise Price)		$ 5.70
Expired (Weighted Average Exercise Price)	$ 5.33	$ 2.81
Forfeited (Weighted Average Exercise Price)
Granted	$ 5.68
Balance at end of period	$ 6.47	$ 7.75
Exercisable (Weighted Average Exercise Price)	$ 7.31	$ 7.44
Employee Stock Options and Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	259,299	293,372
Exercised (Number of Warrants and Options)		(1,000)
Expired (Number of Warrants and Options)	(3,000)	(33,073)
Forfeited (Number of Warrants and Options)
Granted (Number of Warrants and Options)	425,842
Balance at end of period	682,141	259,299
Exercisable (Number of Warrants and Options)	262,952	201,790
Balance at beginning of period	$ 7.75	$ 7.45
Exercised (Weighted Average Exercise Price)		$ 5.70
Expired (Weighted Average Exercise Price)	$ 5.33	$ 2.81
Forfeited (Weighted Average Exercise Price)
Granted	$ 5.68
Balance at end of period	$ 6.47	$ 7.75
Exercisable (Weighted Average Exercise Price)	$ 7.31	$ 7.44